RESERVES, Terms and Conditions of Performance Rights (Details) - Performance Rights [Member]	11 Months Ended	12 Months Ended
	Jun. 30, 2021 shares	Jun. 30, 2022 shares $ / shares
Terms and conditions of performance rights [Abstract]
Number of shares converted upon vesting (in shares)		1
Rights vest (in shares)	2,000,000	0
Vesting upon Achieving a 30-day VWAP of $2.00 Per Share [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		6,098,331
Volume weighted average price (in dollars per share) | $ / shares		$ 2.00
Vesting upon Achieving a 30-day VWAP of $2.00 Per Share [Member] | Expiring April 23, 2024 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		175,000
Vesting upon Achieving a 30-day VWAP of $2.00 Per Share [Member] | Expiring December 22, 2024 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		25,000
Vesting upon Achieving a 30-day VWAP of $2.00 Per Share [Member] | Expiring March 1, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		150,000
Vesting upon Achieving a 30-day VWAP of $2.00 Per Share [Member] | Expiring April 23, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		5,698,331
Vesting upon Achieving a 30-day VWAP of $2.00 Per Share [Member] | Expiring December 22, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		50,000
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		7,248,334
Volume weighted average price (in dollars per share) | $ / shares		$ 3.00
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member] | Expiring April 23, 2024 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		275,000
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member] | Expiring March 1, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		150,000
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member] | Expiring April 23, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		6,698,334
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member] | Expiring December 22, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		100,000
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member] | Expiring December 22, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		25,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		12,308,335
Volume weighted average price (in dollars per share) | $ / shares		$ 4.00
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring April 23, 2024 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		125,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring March 1, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		150,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring April 23, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		10,808,335
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring December 22, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		175,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring December 22, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		50,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring April 6, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		1,000,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		1,965,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 22, 2024 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		259,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 22, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		265,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 22, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		261,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring April 6, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		1,000,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 31, 2024 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		60,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 31, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		60,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 31, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)		60,000